Operating segments	6 Months Ended
Jun. 30, 2020
Operating segments
Operating segments

6.            Operating segments

(a)	Basis for segmentation

The chief operating decision-maker (CODM) of the Group is the Board of Directors and the Chief Executive Officer. The CODM reviews the Group’s internal reporting in order to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The Group’s operating segments are based on geography of the Group’s operations. Our operating segments are “Russia”, “Belarus”, “Kazakhstan” and other countries. As each segment other than Russia individually comprises less than 10% of revenue, for reporting purposes we combine all segments other than Russia into “Other segments” category.

(b)	Information about reportable segments

The CODM assesses the performance of the operating segments based on a measure of Segment Revenue and Segment Earnings Before Interest, Tax, Depreciation and Amortization (EBITDA) (non-IFRS measure). Information related to each reportable segment is set out below.

(in thousands of Russian Roubles)

	For the three months ended June 30, 2020
		Other	Total
	Russia	segments	segments	Unallocated	Eliminations	Total
External revenue	1,421,474	112,361	1,533,835	—	—	1,533,835
Inter-segment revenue	1,427	2,602	4,029	—	(4,029)	—
External expenses	(779,631)	(36,174)	(815,805)	(50,709)	—	(866,514)
Inter-segment expenses	(3,405)	(104)	(3,509)	—	3,509	—
Segment EBITDA	639,865	78,685	718,550	(50,709)	(520)	667,321

(in thousands of Russian Roubles)

	For the three months ended June 30, 2019
		Other	Total
	Russia	segments	segments	Unallocated	Eliminations	Total
External revenue	1,757,736	143,888	1,901,624	—	—	1,901,624
Inter-segment revenue	19	2,778	2,797	—	(2,797)	—
External expenses	(805,630)	(51,309)	(856,939)	(22,104)	—	(879,043)
Inter-segment expenses	(2,764)	(89)	(2,853)	—	2,853	—
Segment EBITDA	949,361	95,268	1,044,629	(22,104)	56	1,022,581

	For the six months ended June 30, 2020
		Other	Total
	Russia	segments	segments	Unallocated	Eliminations	Total
External revenue	3,259,718	264,526	3,524,244	—	—	3,524,244
Inter-segment revenue	2,984	4,921	7,905	—	(7,905)	—
External expenses	(1,693,267)	(78,888)	(1,772,155)	(107,356)	—	(1,879,511)
Inter-segment expenses	(6,225)	(300)	(6,525)	—	6,525	—
Segment EBITDA	1,563,210	190,259	1,753,469	(107,356)	(1,380)	1,644,733

	For the six months ended June 30, 2019
		Other	Total
	Russia	segments	segments	Unallocated	Eliminations	Total
External revenue	3,313,251	266,810	3,580,061	—	—	3,580,061
Inter-segment revenue	38	5,528	5,566	—	(5,566)	—
External expenses	(1,627,928)	(96,094)	(1,724,022)	(31,477)	—	(1,755,499)
Inter-segment expenses	(5,493)	(186)	(5,679)	—	5,679	—
Segment EBITDA	1,679,868	176,058	1,855,926	(31,477)	113	1,824,562

The Group does not report total assets or total liabilities based on its operating segments.

Goodwill is allocated to reportable segments as described in Note 13(c). Intangible assets other than goodwill are allocated primarily to “Russia” operating segment.

(c)	Reconciliation of information on reportable segments to IFRS measures

Reconciliation of Segment EBITDA to consolidated profit before income tax of the Group is presented below:

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Consolidated profit before income tax	313,974	449,965	957,141	865,494
Adjusted for:
Depreciation and amortization	183,904	168,723	368,310	333,827
Net finance costs (Note 10)	100,052	137,364	199,727	278,987
Net foreign exchange (gain)/loss	(19,455)	13,487	(94,768)	36,128
IPO-related costs	—	142,267	—	188,294
Insurance cover related to the IPO	15,939	22,810	54,772	22,810
Other financing and transactional costs	7,425	—	33,464	—
Management incentive agreement (Note 18)	53,041	88,389	106,547	97,364
Grant of shares to the Board of Directors (including social taxes) (Note 25(b))	6,217	—	12,298	—
Share of loss of equity-accounted investees (net of income tax)	15,202	5,048	24,746	5,048
Restructuring costs	—	—	—	1,541
Income from depository	(8,978)	(4,931)	(17,504)	(4,931)
Other	—	(541)	—	—
Segment EBITDA (as presented to the CODM)	667,321	1,022,581	1,644,733	1,824,562

Reconciliation of Segment External expenses to consolidated operating costs and expenses (exclusive of depreciation and amortization) of the Group is presented below:

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	951,065	1,131,968	2,089,684	2,065,508
Adjusted for:
IPO-related costs	—	(142,267)	—	(188,294)
Insurance cover related to the IPO	(15,939)	(22,810)	(54,772)	(22,810)
Other financing and transactional costs	(7,425)	—	(33,464)	—
Management incentive agreement (Note 18)	(53,041)	(88,389)	(106,547)	(97,364)
Grant of shares to the Board of Directors (including social taxes) (Note 25(b))	(6,217)	—	(12,298)	—
Restructuring costs	—	—	—	(1,541)
Other	(1,929)	541	(3,092)	—
Segment External expenses (as presented to the CODM)	866,514	879,043	1,879,511	1,755,499

(d)	Geographical information

The geographical information below analyses the Group’s revenue by country of domicile of a customer, including the Group’s principal country of operations and in all foreign countries.

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Russia	1,408,666	1,741,814	3,231,035	3,282,887
All foreign countries, including:	125,169	159,810	293,209	297,174
Belarus	60,284	87,038	145,688	160,140
Kazakhstan	52,078	56,854	118,839	106,680
Other countries	12,807	15,918	28,682	30,354
	1,533,835	1,901,624	3,524,244	3,580,061

(e)	Major customers

In all reporting periods no customer represented more than 10% of the Group’s total revenue.